Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 8.0%
1,984,716	1011778 BC ULC 7.576% (1-Month Term SOFR+225 basis points), 9/23/2030[2,3,4,5]	$1,985,957
1,096,053	AAdvantage Loyalty IP Ltd. 10.329% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	1,140,125
1,977,716	Ali Group North America Corp. 7.441% (1-Month Term SOFR+200 basis points), 7/23/2029[2,3,4]	1,980,505
1,470,832	Allspring Buyer LLC 8.887% (3-Month Term SOFR+300 basis points), 11/1/2028[2,3,4]	1,471,641
2,000,000	American Builders & Contractors Supply Co., Inc. 7.333% (1-Month Term SOFR+200 basis points), 1/31/2031[2,3,4]	2,002,810
1,652,972	AmWINS Group, Inc. 7.691% (1-Month Term SOFR+225 basis points), 2/22/2028[2,3,4]	1,655,038
2,000,000	Aramark Services, Inc. 7.941% (1-Month Term SOFR+250 basis points), 4/6/2028[2,3,4]	2,003,130
1,989,691	Asplundh Tree Expert LLC 7.176% (1-Month Term SOFR+175 basis points), 9/6/2027[2,3,4]	1,992,456
2,000,000	Belron Finance U.S. LLC 7.448% (1-Month Term SOFR+200 basis points), 4/28/2028[2,3,4]	2,004,000
1,995,000	Berry Global, Inc. 7.182% (1-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	1,996,436
1,492,327	Cable One, Inc. 7.441% (1-Month Term SOFR+200 basis points), 5/3/2028[2,3,4]	1,481,799
995,000	Calpine Construction Finance Co. LP 7.576% (1-Month Term SOFR+225 basis points), 7/31/2030[2,3,4]	995,065
	Charter Communications Operating LLC
997,389	7.076% (1-Month Term SOFR+175 basis points), 2/1/2027[2,3,4]	998,277
1,745,625	7.329% (1-Month Term SOFR+200 basis points), 12/9/2030[2,3,4]	1,730,220
997,550	Citadel Securities LP 7.586% (1-Month Term SOFR+225 basis points), 7/29/2030[2,3,4]	997,834
2,000,000	Constellation Renewables LLC 8.105% (3-Month USD Libor+275 basis points), 12/15/2027[2,3,4]	2,004,110
1,448,077	EFS Cogen Holdings I LLC 9.110% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,451,400
1,994,446	Elanco Animal Health, Inc. 7.176% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	1,989,620
2,438,599	Entain Holdings Gibraltar Ltd. 7.990% (3-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	2,444,951
1,989,780	FleetCor Technologies Operating Co. LLC 7.176% (1-Month Term SOFR+175 basis points), 5/1/2028[2,3,4]	1,990,467
1,695,750	Flutter Financing B.V. 7.698% (1-Month Term SOFR+225 basis points), 11/29/2030[2,3,4,5]	1,699,532
1,492,248	Froneri US, Inc. 7.676% (1-Month Term SOFR+225 basis points), 2/1/2027[2,3,4]	1,494,733

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,465,758	Go Daddy Operating Co. LLC 7.326% (1-Month Term SOFR+200 basis points), 11/12/2029[2,3,4]	$1,466,527
1,492,347	Great Outdoors Group LLC 9.191% (1-Month Term SOFR+375 basis points), 3/5/2028[2,3,4]	1,495,041
900,000	GTCR W Merger Sub LLC 8.326% (1-Month Term SOFR+300 basis points), 1/31/2031[2,3,4]	904,316
1,989,744	Hudson River Trading LLC 8.441% (1-Month Term SOFR+300 basis points), 3/18/2028[2,3,4]	1,979,178
1,382,272	Iridium Satellite LLC 7.826% (1-Month Term SOFR+250 basis points), 9/20/2030[2,3,4]	1,383,426
1,496,250	Iron Mountain, Inc. 7.576% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	1,487,519
1,662,438	Jane Street Group LLC 7.810% (1-Month Term SOFR+250 basis points), 1/26/2028[2,3,4]	1,665,139
1,000,000	KBR, Inc. 7.576% (1-Month Term SOFR+200 basis points), 1/17/2031[2,3,4]	1,003,250
1,965,240	MKS Instruments, Inc. 7.823% (1-Month Term SOFR+250 basis points), 8/17/2029[2,3,4]	1,969,543
1,255,864	NAB Holdings LLC 8.248% (3-Month Term SOFR+300 basis points), 11/23/2028[2,3,4]	1,255,965
1,596,091	NortonLifeLock, Inc. 7.426% (1-Month Term SOFR+200 basis points), 9/12/2029[2,3,4]	1,597,520
1,995,000	Nuvei Technologies Corp. 8.426% (1-Month Term SOFR+300 basis points), 12/19/2030[2,3,4,5,6,7]	2,002,062
505,654	Option Care Health, Inc. 8.191% (1-Month Term SOFR+275 basis points), 10/27/2028[2,3,4]	507,803
1,496,203	Perrigo Investments LLC 7.676% (1-Month Term SOFR+225 basis points), 4/20/2029[2,3,4]	1,493,711
1,350,000	Pike Corp. 8.441% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,356,750
1,500,000	Plastipak Packaging, Inc. 7.926% (1-Month Term SOFR+250 basis points), 12/1/2028[2,3,4]	1,500,375
1,984,252	SBA Senior Finance II LLC 7.330% (1-Month Term SOFR+200 basis points), 1/27/2031[2,3,4]	1,990,145
2,612,978	SkyMiles IP Ltd. 8.558% (3-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	2,698,174
	SS&C Technologies, Inc.
677,537	6.673% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4,6,7]	679,075
1,247,610	6.673% (1-Month Term SOFR+225 basis points), 3/22/2029[2,3,4,6,7]	1,250,442
2,493,750	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	2,494,149
750,000	Vistra Zero Operating Co LLC 8.080%, 3/26/2031[2,3,4,6,7]	750,938

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
997,449	Walker & Dunlop, Inc. 7.676% (1-Month Term SOFR+225 basis points), 12/18/2028[2,3,4]	$996,202
1,996,399	WMG Acquisition Corp. 7.326% (1-Month Term SOFR+200 basis points), 1/24/2031[2,3,4]	1,996,399
	Total Bank Loans
	(Cost $73,171,457)	73,433,755
	BONDS — 88.1%
	ASSET-BACKED SECURITIES — 45.5%
	522 Funding CLO Ltd.
6,250,000	Series 2019-5A, Class AR, 6.644% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,8]	6,241,480
1,500,000	Series 2019-5A, Class ER, 12.074% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,440,700
	AIMCO CLO Ltd.
1,750,000	Series 2017-AA, Class AR, 6.629% (3-Month Term SOFR+131.16 basis points), 4/20/2034[3,4,8]	1,749,132
2,500,000	Series 2022-18A, Class D, 10.168% (3-Month Term SOFR+485 basis points), 7/20/2035[3,4,8]	2,528,077
1,500,000	5.848%, 4/19/2037	1,500,000
1,773,315	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	1,775,041
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.576% (3-Month Term SOFR+626.16 basis points), 10/15/2029[3,4,8]	1,000,629
	American Express Credit Account Master Trust
2,500,000	0.900%, 11/15/202[6]	2,427,465
4,000,000	Series 2022-2, Class A, 3.390%, 5/15/2027[3]	3,918,740
2,000,000	Anchorage Capital CLO Ltd. 11.926%, 7/15/2030	2,006,000
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	1,805,293
1,500,000	Annisa CLO Series 2016-2A, Class DR, 8.579% (3-Month Term SOFR+326.16 basis points), 7/20/2031[3,4,8]	1,492,645
	Apidos CLO
1,078,000	Series 2013-15A, Class ERR, 11.279% (3-Month Term SOFR+596.16 basis points), 4/20/2031[3,4,8]	1,068,834
1,500,000	8.560%, 10/18/2031	1,494,377
1,000,000	Series 2023-45A, Class E, 13.724% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,8]	1,025,279

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	Apidos CLO Series 2017-28A, Class C, 8.079% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	$2,449,073
	Ares CLO Ltd.
1,074,566	Series 2016-40A, Class A1RR, 6.446% (3-Month Term SOFR+113.16 basis points), 1/15/2029[3,4,8]	1,075,748
1,000,000	Series 2015-38A, Class DR, 8.079% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	992,500
4,000,000	6.637%, 4/17/2033	4,000,109
1,750,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.779% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	1,646,048
769,600	Atrium Series 9A, Class DR, 9.199% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,8]	764,266
5,000,000	BA Credit Card Trust Series 2021-A1, Class A1, 0.440%, 9/15/2026[3]	4,989,695
2,000,000	Babson CLO Ltd. Series 2016-1A, Class DR, 8.627% (3-Month Term SOFR+331.16 basis points), 7/23/2030[3,4,8]	2,000,023
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 12.326% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	1,254,754
	Barings CLO Ltd.
1,000,000	Series 2017-1A, Class E, 11.560% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	1,002,033
1,000,000	Series 2018-2A, Class C, 8.276% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	999,073
2,835,605	Series 2015-IA, Class AR, 6.569% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,8]	2,841,691
1,000,000	Series 2020-4A, Class D1, 9.279% (3-Month Term SOFR+396.16 basis points), 1/20/2032[3,4,8]	1,000,011
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.598% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,691,555
2,000,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 9.030% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	1,938,257
55,210	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.742%, 7/25/2034[3,9]	50,337
	Benefit Street Partners CLO Ltd.
1,850,000	Series 2017-12A, Class C, 8.626% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,843,495

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2015-8A, Class CR, 8.329% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,8]	$992,500
2,000,000	Series 2018-5BA, Class C, 8.509% (3-Month Term SOFR+319.16 basis points), 4/20/2031[3,4,8]	1,999,960
500,000	Series 2018-14A, Class E, 10.929% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	492,497
800,000	Series 2019-19A, Class E, 12.596% (3-Month Term SOFR+728.16 basis points), 1/15/2033[3,4,8]	801,948
1,850,000	Series 2019-18A, Class A1R, 6.746% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,8]	1,849,491
750,000	Series 2020-21A, Class ER, 12.276% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	751,808
1,000,000	Series 2019-18A, Class ER, 12.326% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	1,005,553
1,000,000	Series 2021-24A, Class E, 12.189% (3-Month Term SOFR+687.16 basis points), 10/20/2034[3,4,8]	1,000,989
1,750,000	BlueMountain CLO Ltd. Series 2020-29A, Class D2R, 9.836% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	1,742,009
883,000	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	890,438
1,500,000	Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class BR2, 7.776% (3-Month Term SOFR+246.16 basis points), 1/14/2032[3,4,8]	1,498,666
4,000,000	Carlyle Global Market Strategies Euro CLO Series 2022-5X, Class A2B, 6.500%, 10/25/2035[3]	4,333,436
	CarMax Auto Owner Trust
2,110,242	5.230%, 1/15/2026	2,108,495
1,411,775	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	1,388,763
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 7.676% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,8]	2,003,099
2,800,000	CIFC European Funding CLO Series 3X, Class D, 7.542% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	3,033,013
	CIFC Funding Ltd.
1,171,874	Series 2015-3A, Class AR, 6.441% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,8]	1,170,967
2,032,515	Series 2014-2RA, Class A1, 6.630% (3-Month Term SOFR+131.16 basis points), 4/24/2030[3,4,8]	2,032,915
1,000,000	Series 2018-2A, Class D, 11.429% (3-Month Term SOFR+611.16 basis points), 4/20/2031[3,4,8]	1,003,718

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,209,114	Series 2013-3RA, Class A1, 6.560% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,8]	$4,219,412
1,000,000	Series 2018-4A, Class C, 8.528% (3-Month Term SOFR+321.16 basis points), 10/17/2031[3,4,8]	997,537
1,000,000	Series 2018-4A, Class D, 11.478% (3-Month Term SOFR+616.16 basis points), 10/17/2031[3,4,8]	1,002,479
1,250,000	Series 2018-5A, Class D, 11.726% (3-Month Term SOFR+641.16 basis points), 1/15/2032[3,4,8]	1,255,405
1,900,000	Series 2019-1A, Class AR, 6.679% (3-Month Term SOFR+136.16 basis points), 4/20/2032[3,4,8]	1,907,787
1,000,000	Series 2019-1A, Class DR, 8.679% (3-Month Term SOFR+336.16 basis points), 4/20/2032[3,4,8]	1,003,934
	Citizens Auto Receivables Trust
2,033,899	Series 2024-1, Class A1, 5.616%, 1/15/2025[3,8]	2,034,330
2,325,000	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,8]	2,323,645
	COLT Mortgage Loan Trust
5,363,191	Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	4,391,510
5,416,965	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,8,9]	4,731,984
	Crestline Denali CLO Ltd.
800,000	Series 2017-1A, Class D, 9.309% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	799,115
750,000	Series 2016-1A, Class DR, 8.927% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	744,524
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.275% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	2,392,274
5,000,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,8]	5,014,125
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.326% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	582,420
1,293,787	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.496% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,8]	1,296,338
1,372,474	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,8]	1,369,047
	Dryden CLO Ltd.
1,892,552	Series 2018-57A, Class A, 6.579% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,8]	1,896,355
1,000,000	Series 2018-57A, Class D, 8.119% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	980,068

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
5,500,000	Series 2019-80A, Class AR, 6.567% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,8]	$5,507,715
1,500,000	Series 2020-77A, Class ER, 11.451% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	1,417,754
1,000,000	Series 2020-86A, Class DR, 8.778% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,8]	985,175
2,000,000	Series 2019-76A, Class DR, 8.879% (3-Month Term SOFR+356.16 basis points), 10/20/2034[3,4,8]	1,968,608
	Dryden Euro CLO
1,500,000	Series 2021-91X, Class D, 8.744% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,627,979
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,197,731
	Dryden Senior Loan Fund
596,282	Series 2013-30A, Class AR, 6.389% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,8]	594,948
1,498,526	Series 2014-36A, Class AR3, 6.596% (3-Month Term SOFR+128.16 basis points), 4/15/2029[3,4,8]	1,499,272
1,500,000	Series 2017-49A, Class DR, 8.960% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	1,495,921
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 8.079% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	1,468,122
250,000	Series 2014-1RA, Class E, 11.276% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	236,738
1,850,000	Series 2019-1A, Class DR, 9.076% (3-Month Term SOFR+376.16 basis points), 4/15/2031[3,4,8]	1,854,836
2,250,000	Series 2013-1A, Class D3R, 12.376% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	2,251,794
1,000,000	Series 2020-2A, Class ER, 12.076% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	1,008,127
	Ellington Financial Mortgage Trust
4,447,365	Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,592,497
4,611,769	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	3,691,629
2,933,221	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	2,935,855
	Flatiron CLO Ltd.
1,000,000	6.923%, 5/20/2036	1,000,000
1,000,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,8]	1,014,047
	Ford Credit Auto Lease Trust
661,768	Series 2022-A, Class A3, 3.230%, 5/15/2025[3]	660,704

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
520,051	Series 2023-A, Class A2A, 5.190%, 6/15/2025[3]	$519,890
3,350,000	Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.440%, 9/15/2026[3]	3,303,660
	Galaxy CLO Ltd.
4,836,647	Series 2015-19A, Class A1RR, 6.530% (3-Month Term SOFR+121.16 basis points), 7/24/2030[3,4,8]	4,846,849
2,394,729	Series 2013-15A, Class ARR, 6.546% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,8]	2,393,814
1,650,000	Series 2018-25A, Class D, 8.686% (3-Month Term SOFR+336.16 basis points), 10/25/2031[3,4,8]	1,647,445
1,000,000	Series 2023-32A, Class E, 12.674% (3-Month Term SOFR+733 basis points), 10/20/2036[3,4,8]	1,030,238
	Generate CLO Ltd.
1,000,000	Series 9A, Class E, 12.429% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	1,005,566
1,750,000	Series 6A, Class DR, 9.079% (3-Month Term SOFR+376.16 basis points), 1/22/2035[3,4,8]	1,759,461
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.976% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	1,493,277
	GM Financial Automobile Leasing Trust
769,667	Series 2022-1, Class A3, 1.900%, 3/20/2025[3]	767,800
2,250,000	Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	2,245,993
3,225,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	3,224,813
	GM Financial Consumer Automobile Receivables Trust
469,301	Series 2020-4, Class A3, 0.380%, 8/18/2025[3]	468,638
3,315,514	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	3,278,460
2,505,610	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	2,502,571
4,150,000	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	4,170,808
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 9.220% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,003,739
	GoldenTree Loan Management U.S. CLO Ltd.
500,000	Series 2020-7A, Class FR, 13.329% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	464,667
1,000,000	Series 2021-10A, Class F, 13.369% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	922,362
1,000,000	Golub Capital Partners Static Ltd. 8.129%, 4/20/2033	1,000,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 8.076% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,8]	$1,885,750
	Grippen Park CLO Ltd.
659,802	Series 2017-1A, Class A, 6.839% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,8]	661,551
830,000	Series 2017-1A, Class E, 11.279% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	826,794
3,730,173	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	3,736,939
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 5.242% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,062,479
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DRR, 8.726% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	975,538
	Honda Auto Receivables Owner Trust
341,126	Series 2021-1, Class A3, 0.270%, 4/21/2025[3]	339,187
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	4,533,363
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 8.576% (3-Month Term SOFR+326.16 basis points), 10/15/2030[3,4,8]	1,230,406
2,625,000	Series 6A-2015, Class CR, 8.034% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	2,591,194
2,250,000	Series 15A-19, Class ER, 12.118% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,195,083
3,608,216	Hyundai Auto Lease Securitization Trust Series 2021-C, Class B, 0.760%, 2/17/2026[3,8]	3,600,382
	Hyundai Auto Receivables Trust
1,230,975	Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	1,203,695
4,381,000	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,431,807
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.318% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,014,330
3,308,322	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	3,303,075
1,211,367	KKR CLO Ltd. Series 18, Class AR, 6.500% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,8]	1,213,775
2,030,578	KKR Financial CLO Ltd. Series 2013-1A, Class A1R, 6.866% (3-Month Term SOFR+155.16 basis points), 4/15/2029[3,4,8]	2,032,862

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	LCM LP Series 18A, Class DR, 8.379% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	$722,782
2,264,478	LCM XXIV Ltd. Series 24A, Class AR, 6.559% (3-Month Term SOFR+124.16 basis points), 3/20/2030[3,4,8]	2,266,176
	Magnetite Ltd.
1,468,479	Series 2016-17A, Class AR, 6.679% (3-Month Term SOFR+136.16 basis points), 7/20/2031[3,4,8]	1,468,805
750,000	Series 2015-15A, Class ER, 10.786% (3-Month Term SOFR+546.16 basis points), 7/25/2031[3,4,8]	735,191
500,000	Series 2015-12A, Class ER, 11.256% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,8]	486,016
1,000,000	Series 2020-25A, Class E, 11.936% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,8]	1,004,425
6,170,000	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	6,134,405
2,081,638	Milos CLO Ltd. Series 2017-1A, Class AR, 6.649% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,8]	2,085,737
	Morgan Stanley Eaton Vance CLO Ltd.
2,500,000	Series 2022-16A, Class E, 12.164% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	2,492,916
1,000,000	Series 2022-17A, Class E, 13.218% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,008,571
500,000	Series 2022-18A, Class E, 13.818% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	507,658
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.516% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	1,508,902
	Neuberger Berman Loan Advisers CLO Ltd.
1,750,000	Series 2018-27A, Class D, 8.176% (3-Month Term SOFR+286.16 basis points), 1/15/2030[3,4,8]	1,748,489
1,000,000	Series 2018-28A, Class D, 8.429% (3-Month Term SOFR+311.16 basis points), 4/20/2030[3,4,8]	995,372
2,117,706	Series 2017-26A, Class AR, 6.480% (3-Month Term SOFR+118.16 basis points), 10/18/2030[3,4,8]	2,122,060
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.932% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,049,612

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	New Mountain CLO Ltd.
1,500,000	Series CLO-1A, Class ER, 12.256% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	$1,503,657
1,500,000	7.768%, 4/20/2036	1,509,277
1,000,000	Series CLO-5A, Class E, 12.151% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	1,001,404
	Newark BSL CLO Ltd.
2,415,740	Series 2016-1A, Class A1R, 6.681% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,8]	2,420,012
750,000	Series 2016-1A, Class DR, 11.831% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,8]	731,351
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.329% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	2,489,545
	OBX Trust
43,490	Series 2018-EXP1, Class 2A1, 6.294% (1-Month Term SOFR+96.45 basis points), 4/25/2048[3,4,8]	43,592
1,212,398	Series 2020-INV1, Class A11, 6.000% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,8]	1,148,381
	OCP CLO Ltd.
2,016,585	Series 2017-13A, Class A1AR, 6.536% (3-Month Term SOFR+122.16 basis points), 7/15/2030[3,4,8]	2,020,306
2,650,000	Series 2014-6A, Class BR, 7.728% (3-Month Term SOFR+241.16 basis points), 10/17/2030[3,4,8]	2,650,021
2,000,000	8.778%, 10/17/2030	1,991,039
1,250,000	Series 2017-14A, Class C, 8.181% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	1,241,371
2,000,000	Series 2017-14A, Class D, 11.381% (3-Month Term SOFR+606.16 basis points), 11/20/2030[3,4,8]	1,997,340
3,704,925	Series 2014-5A, Class A1R, 6.666% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,8]	3,711,736
500,000	Series 2020-8RA, Class D, 12.578% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	502,959
1,000,000	Series 2020-18A, Class ER, 12.009% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	992,412
1,000,000	Series 2016-12A, Class ER2, 12.448% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	1,004,826
1,000,000	Series 2021-22A, Class D, 8.679% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	990,803
1,000,000	Series 2021-22A, Class E, 12.179% (3-Month Term SOFR+686.16 basis points), 12/2/2034[3,4,8]	998,059

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2023-30A, Class E, 12.409% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	$1,500,215
4,500,000	Series 2024-31A, Class A1, 6.923% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,8]	4,512,160
1,750,000	6.923%, 4/23/2037	1,745,625
1,500,000	9.050%, 4/23/2037	1,500,000
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A, Class CRR, 9.476% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,8]	1,000,453
750,000	Series 2014-1A, Class DRR, 8.329% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,8]	744,375
1,250,000	Series 2017-1A, Class A2R, 7.029% (3-Month Term SOFR+171.16 basis points), 3/17/2030[3,4,8]	1,248,125
2,500,000	Series 2020-3A, Class AR, 6.729% (3-Month Term SOFR+141.16 basis points), 10/20/2034[3,4,8]	2,503,494
2,750,000	OHA Credit Partners Ltd. Series 2012-7A, Class D2R3, 9.831% (3-Month Term SOFR+451.16 basis points), 2/20/2034[3,4,8]	2,738,413
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 8.528% (3-Month Term SOFR+321.16 basis points), 4/17/2031[3,4,8]	997,650
1,000,000	Series 2021-23A, Class E, 11.578% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	997,734
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 11.658% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,500,253
2,000,000	Series 2014-6A, Class CS, 8.708% (3-Month Term SOFR+339.16 basis points), 4/17/2031[3,4,8]	1,987,812
4,000,000	6.521%, 10/20/2031	4,011,940
750,000	Series 2019-23A, Class DR, 9.326% (3-Month Term SOFR+401.16 basis points), 4/15/2034[3,4,8]	751,895
1,449,528	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.420%, 12/22/2026[3,8]	1,448,930
	Post CLO Ltd.
1,250,000	Series 2021-1A, Class D, 8.876% (3-Month Term SOFR+356.16 basis points), 10/15/2034[3,4,8]	1,246,939
4,500,000	Series 2022-1A, Class A, 6.698% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,8]	4,507,768
2,250,000	Series 2022-1A, Class E, 12.068% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	2,231,862
4,000,000	Series 2023-1A, Class A, 7.268% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,8]	4,041,166

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2023-1A, Class D, 10.568% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,8]	$1,535,416
4,000,000	Series 2024-1A, Class A1, 6.872% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,8]	4,009,262
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.188% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	1,395,507
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 14.049% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	871,089
	Regatta Funding Ltd.
1,500,000	Series 2018-3A, Class D, 8.786% (3-Month Term SOFR+346.16 basis points), 10/25/2031[3,4,8]	1,503,233
1,500,000	Series 2016-1A, Class DR2, 8.679% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,8]	1,500,004
2,000,000	Series 2016-1A, Class ER2, 11.994% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	1,980,161
2,551,821	Romark WM-R Ltd. Series 2018-1A, Class A1, 6.609% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,8]	2,553,749
2,000,000	RR Ltd. Series 2018-5A, Class C, 8.676% (3-Month Term SOFR+336.16 basis points), 10/15/2031[3,4,8]	2,004,470
5,795,000	SFS Auto Receivables Securitization Trust 2023-1 Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,8]	5,824,363
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.446% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	2,441,576
	Sound Point CLO Ltd.
2,000,000	Series 2019-1A, Class DR, 9.079% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,911,093
1,500,000	Series 2019-3A, Class DR, 9.086% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	1,428,940
	Stratus CLO Ltd.
2,000,000	Series 2021-1A, Class B, 6.979% (3-Month Term SOFR+166.16 basis points), 12/29/2029[3,4,8]	1,990,689
1,500,000	Series 2021-1A, Class C, 7.329% (3-Month Term SOFR+201.16 basis points), 12/29/2029[3,4,8]	1,495,507
1,750,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 9.326% (3-Month Term SOFR+401.16 basis points), 1/16/2032[3,4,8]	1,753,931

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.936% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,8]	$997,503
	TCI-Symphony CLO Ltd.
1,064,000	Series 2017-1A, Class E, 12.026% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	1,014,137
3,429,825	Series 2016-1A, Class AR2, 6.596% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,8]	3,436,753
	THL Credit Wind River CLO Ltd.
1,000,000	Series 2013-2A, Class DR, 8.510% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	966,865
1,366,202	Series 2014-2A, Class AR, 6.716% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,8]	1,368,806
2,100,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.328% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	2,096,421
1,840,034	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	1,837,967
2,559,143	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,8]	2,556,341
1,150,000	Trinitas CLO Ltd. Series 2022-21A, Class C, 9.518% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,8]	1,165,382
1,614,983	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,8,9]	1,348,323
710,703	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	684,178
672,275	VMC Finance LLC Series 2021-HT1, Class A, 7.091% (1-Month Term SOFR+176.45 basis points), 1/18/2037[3,4,8]	661,120
	Voya CLO Ltd.
402,765	Series 2015-1A, Class A1R, 6.460% (3-Month Term SOFR+116.16 basis points), 1/18/2029[3,4,8]	402,655
2,000,000	Series 2015-1A, Class CR, 7.910% (3-Month Term SOFR+261.16 basis points), 1/18/2029[3,4,8]	1,990,921
1,250,000	Series 2017-1A, Class C, 8.908% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,8]	1,243,863
1,032,724	Series 2017-2A, Class A1R, 6.556% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,8]	1,033,498
1,000,000	Series 2013-1A, Class CR, 8.526% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	979,611
2,000,000	Series 2013-2A, Class CR, 8.336% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,8]	1,922,679

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2016-3A, Class CR, 8.810% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	$1,949,698
1,000,000	Series 2019-4A, Class ER, 12.286% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	976,625
1,500,000	Series 2022-1A, Class E, 12.788% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	1,493,892
1,250,000	Series 2022-3A, Class ER, 13.318% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,289,944
1,750,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,779,987
841,764	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 6.559% (3-Month Term SOFR+124.16 basis points), 7/20/2030[3,4,8]	842,887
3,567,006	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	3,473,347
	World Omni Select Auto Trust
658,203	Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	649,259
3,242,956	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	3,247,616
	Total Asset-Backed Securities
	(Cost $416,467,632)	417,063,912
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 6.590% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,8]	1,145,190
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 6.395% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,8]	1,812,150
2,000,000	Series 2019-BWAY, Class D, 7.599% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,8]	335,838
1,000,000	Series 2018-TALL, Class B, 6.494% (1-Month Term SOFR+116.8 basis points), 3/15/2037[4,8]	931,998
2,650,000	Series 2020-BID, Class A, 7.580% (1-Month Term SOFR+225.45 basis points), 10/15/2037[4,8]	2,639,175
3,025,000	BFLD Trust Series 2021-FPM, Class A, 7.040% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,8]	3,005,477
	BPR Trust
3,000,000	Series 2022-OANA, Class A, 7.223% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,8]	3,018,570
2,766,447	Series 2021-WILL, Class A, 7.190% (1-Month Term SOFR+186.45 basis points), 6/15/2038[4,8]	2,713,655

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
1,000,000	Series 2021-WILL, Class B, 8.440% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,8]	$968,038
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[8]	2,008,548
1,250,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 6.621% (1-Month Term SOFR+129.6 basis points), 9/15/2033[3,4,8]	1,177,372
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 6.473% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,8]	199,835
750,000	CSMC Series 2020-FACT, Class B, 7.690% (1-Month Term SOFR+236.45 basis points), 10/15/2037[4,8]	729,414
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,545,531
660,179	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.698%, 5/28/2035[3,9]	636,232
710,074	Great Wolf Trust Series 2019-WOLF, Class B, 6.973% (1-Month Term SOFR+164.85 basis points), 12/15/2036[4,8]	709,192
3,115,000	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,342,555
	Hilton Orlando Trust
1,783,000	Series 2018-ORL, Class A, 6.392% (1-Month Term SOFR+106.7 basis points), 12/15/2034[4,8]	1,782,242
1,055,000	Series 2018-ORL, Class B, 6.672% (1-Month Term SOFR+134.7 basis points), 12/15/2034[4,8]	1,054,602
24,339	Mellon Residential Funding Series 1999-TBC3, Class A2, 6.020%, 10/20/2029[3,9]	24,449
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 6.535% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,8]	2,792,483
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	100,094
	Total Commercial Mortgage-Backed Securities
	(Cost $37,654,702)	32,672,640
	CORPORATE — 23.6%
	BASIC MATERIALS — 1.0%
770,000	Alcoa Nederland Holding B.V. 6.125%, 5/15/2028[3,5,8]	771,924
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	3,518,810

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	$1,595,613
1,309,000	Nucor Corp. 3.950%, 5/23/2025	1,288,873
1,671,000	Sherwin-Williams Co. 4.250%, 8/8/2025	1,647,439
		8,822,659
	COMMUNICATIONS — 1.1%
1,035,000	Comcast Corp. 3.150%, 3/1/2026[3]	1,002,545
1,675,000	eBay, Inc. 1.400%, 5/10/2026[3]	1,552,831
2,155,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	2,155,274
2,064,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	1,949,299
1,425,000	Matterhorn Telecom S.A. 3.125%, 9/15/2026[3]	1,498,948
2,219,000	Verizon Communications, Inc. 6.106% (SOFR Index+79 basis points), 3/20/2026[4]	2,232,480
		10,391,377
	CONSUMER, CYCLICAL — 4.8%
2,590,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,8]	2,394,380
2,255,000	Air Canada 3.875%, 8/15/2026[3,5,8]	2,154,542
4,275,000	American Honda Finance Corp. 6.040% (SOFR Rate+71 basis points), 1/9/2026[4]	4,285,602
	BMW U.S. Capital LLC
500,000	0.800%, 4/1/2024[8]	500,000
950,000	3.150%, 4/18/2024[3,8]	948,859
1,255,000	Choice Hotels International, Inc. 3.700%, 12/1/2029[3]	1,123,953
1,235,000	Dufry One B.V. 2.500%, 10/15/2024[3]	1,320,127
1,275,000	Everi Holdings, Inc. 5.000%, 7/15/2029	1,264,049
2,475,000	Ford Motor Credit Co. LLC 4.271%, 1/9/2027[3]	2,382,034

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
	General Motors Financial Co., Inc.
1,378,000	5.950% (SOFR Rate+62 basis points), 10/15/2024[4]	$1,378,051
2,019,000	6.370% (SOFR Rate+104 basis points), 2/26/2027[4]	2,016,064
2,245,000	Hyatt Hotels Corp. 1.800%, 10/1/2024[3]	2,198,095
4,446,000	Hyundai Capital America 2.750%, 9/27/2026[8]	4,179,338
1,679,000	International Game Technology PLC 6.250%, 1/15/2027[3,5,8]	1,692,229
4,015,000	McDonald's Corp. 3.375%, 5/26/2025[3]	3,930,773
3,475,000	Mercedes-Benz Finance North America LLC 5.200%, 8/3/2026[8]	3,484,063
1,446,250	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,8]	1,455,370
1,750,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,8]	1,553,666
2,760,000	Starbucks Corp. 2.000%, 3/12/2027[3]	2,543,395
	Toyota Motor Credit Corp.
1,000,000	5.940% (SOFR Rate+62 basis points), 6/13/2024[4]	1,000,979
930,000	4.450%, 5/18/2026	921,396
930,000	6.215% (SOFR Index+89 basis points), 5/18/2026[4]	937,389
		43,664,354
	CONSUMER, NON-CYCLICAL — 4.6%
2,000,000	Amgen, Inc. 5.250%, 3/2/2025	1,994,490
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,8]	1,919,824
3,219,000	Astrazeneca Finance LLC 1.200%, 5/28/2026[3]	2,974,349
1,274,000	Baxter International, Inc. 5.763% (SOFR Index+44 basis points), 11/29/2024[4]	1,274,010
4,037,000	Biogen, Inc. 4.050%, 9/15/2025[3]	3,963,591
2,515,000	Cargill, Inc. 3.625%, 4/22/2027[3,8]	2,423,361
2,225,000	CVS Health Corp. 3.875%, 7/20/2025[3]	2,183,909

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,949,000	Elevance Health, Inc. 2.375%, 1/15/2025[3]	$1,901,608
2,055,000	Global Payments, Inc. 1.200%, 3/1/2026[3]	1,901,676
1,315,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	1,284,220
	IQVIA, Inc.
1,115,000	5.000%, 5/15/2027[3,8]	1,089,590
1,000,000	2.250%, 3/15/2029[3]	974,755
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,669,184
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,8]	1,564,304
2,250,000	Moody's Corp. 3.750%, 3/24/2025[3]	2,212,288
3,575,000	PepsiCo, Inc. 5.728% (SOFR Index+40 basis points), 11/12/2024[4]	3,579,794
3,595,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,5]	3,558,777
1,200,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027	1,103,417
1,000,000	Roche Holdings, Inc. 5.890% (SOFR Rate+56 basis points), 3/10/2025[4,8]	1,005,629
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	728,670
2,360,000	Utah Acquisition Sub, Inc. 3.950%, 6/15/2026[3]	2,280,725
		42,588,171
	ENERGY — 2.2%
1,126,000	Boardwalk Pipelines LP 4.450%, 7/15/2027[3]	1,099,624
1,985,000	Energy Transfer LP 5.625%, 5/1/2027[3,8]	1,979,093
1,655,000	EnLink Midstream LLC 5.625%, 1/15/2028	1,640,356
2,310,000	Enterprise Products Operating LLC 3.700%, 2/15/2026[3]	2,258,210
2,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,10]	2,028,820
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,8]	1,366,445

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
2,160,000	Northriver Midstream Finance LP 5.625%, 2/15/2026[3,5,8]	$2,146,191
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026	2,908,544
1,715,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.000%, 3/1/2027[3,8]	1,689,433
	TransCanada PipeLines Ltd.
2,400,000	4.875%, 1/15/2026[3,5]	2,384,808
1,085,000	6.839% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	1,085,460
		20,586,984
	FINANCIAL — 2.1%
	American Express Co.
857,000	6.051% (SOFR Index+72 basis points), 5/3/2024[4]	857,327
794,000	6.252% (SOFR Index+93 basis points), 3/4/2025[3,4]	798,451
3,900,000	American Tower Corp. 3.375%, 10/15/2026[3]	3,726,259
2,750,000	Aon Global Ltd. 3.500%, 6/14/2024[3,5]	2,737,424
	Crown Castle, Inc.
2,750,000	1.050%, 7/15/2026[3]	2,500,891
1,353,000	2.900%, 3/15/2027	1,265,959
1,920,000	Iron Mountain, Inc. 5.000%, 7/15/2028[3,8]	1,838,911
1,305,000	Macquarie Airfinance Holdings Ltd. 6.400%, 3/26/2029	1,326,617
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[8]	580,654
1,410,000	Nasdaq, Inc. 5.650%, 6/28/2025	1,414,814
2,205,000	VICI Properties LP / VICI Note Co., Inc. 4.250%, 12/1/2026[3,8]	2,121,578
		19,168,885
	INDUSTRIAL — 3.4%
625,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,8]	606,861
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	990,100
4,600,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,8]	4,501,091

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
	Caterpillar Financial Services Corp.
1,810,000	5.784% (SOFR Rate+46 basis points), 2/27/2026[4]	$1,813,497
2,259,000	0.900%, 3/2/2026	2,092,374
2,430,000	CSX Corp. 2.600%, 11/1/2026[3]	2,299,050
820,000	Esab Corp. 6.250%, 4/15/2029	824,865
2,314,000	GFL Environmental, Inc. 5.125%, 12/15/2026[3,5,8]	2,275,363
3,435,000	Graphic Packaging International LLC 0.821%, 4/15/2024[3,8]	3,428,597
4,265,000	John Deere Capital Corp. 5.799% (SOFR Index+0 basis points), 3/6/2026	4,268,548
1,015,000	MasTec, Inc. 4.500%, 8/15/2028[3,8]	965,970
2,620,000	Regal Rexnord Corp. 6.050%, 4/15/2028[3,8]	2,658,163
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	541,026
935,000	Sealed Air Corp./Sealed Air Corp. US 6.125%, 2/1/2028[3,8]	937,740
1,013,000	Silgan Holdings, Inc. 1.400%, 4/1/2026[3,8]	928,607
1,750,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	1,776,965
		30,908,817
	TECHNOLOGY — 2.4%
645,000	Apple, Inc. 3.250%, 2/23/2026[3]	627,250
2,205,000	ASGN, Inc. 4.625%, 5/15/2028[3,8]	2,076,109
2,190,000	Booz Allen Hamilton, Inc. 3.875%, 9/1/2028[3,8]	2,053,810
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	2,699,915
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,558,325
1,650,000	Intel Corp. 4.875%, 2/10/2026	1,645,359

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	International Business Machines Corp.
1,030,000	4.000%, 7/27/2025	$1,014,184
2,950,000	3.300%, 5/15/2026	2,847,364
1,960,000	Kyndryl Holdings, Inc. 2.050%, 10/15/2026[3]	1,796,183
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,522,681
3,710,000	Oracle Corp. 2.650%, 7/15/2026[3]	3,511,916
		22,353,096
	UTILITIES — 2.0%
2,391,000	AES Corp. 1.375%, 1/15/2026[3]	2,215,140
1,830,000	Atlantica Sustainable Infrastructure PLC 4.125%, 6/15/2028[3,5,8]	1,682,919
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	3,440,836
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	2,772,156
1,250,000	Clearway Energy Operating LLC 4.750%, 3/15/2028[3,8]	1,189,104
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	2,373,847
	NextEra Energy Capital Holdings, Inc.
3,225,000	4.950%, 1/29/2026	3,210,932
890,000	6.093% (SOFR Index+76 basis points), 1/29/2026[4]	891,706
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	231,414
		18,008,054
	Total Corporate
	(Cost $216,198,923)	216,492,397
	U.S. GOVERNMENT — 15.4%
	United States Treasury Bill
9,000,000	5.132%, 6/6/2024	8,913,996
10,000,000	5.103%, 6/13/2024	9,894,340
8,500,000	5.122%, 6/20/2024	8,401,561
4,000,000	5.091%, 6/27/2024	3,949,612
9,000,000	5.175%, 7/2/2024	8,880,201

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
14,000,000	5.144%, 7/11/2024	$13,798,106
10,000,000	5.164%, 8/8/2024	9,816,578
	United States Treasury Note
40,000,000	4.000%, 1/15/2027	39,526,560
38,000,000	4.000%, 1/31/2029	37,614,072
	Total U.S. Government
	(Cost $141,026,907)	140,795,026
	Total Bonds
	(Cost $811,348,164)	807,023,975

Number of Shares
	SHORT-TERM INVESTMENTS — 3.9%
35,890,110	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.13%[11,12]	$35,890,110
	Total Short-Term Investments
	(Cost $35,890,110)	35,890,110
	TOTAL INVESTMENTS — 100.0%
	(Cost $920,409,731)	916,347,840
	Liabilities in Excess of Other Assets — (0.0)%	(71,196)
	TOTAL NET ASSETS — 100.0%	$916,276,644

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $430,257,770 which represents 46.96% of total net assets of the Fund.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

[9]	Variable rate security.
[10]	Convertible security.
[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $415,032, which represents 0.05% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

(30)	U.S. 10 Year Treasury Note	June 2024	$(3,312,187)	$(11,719)

TOTAL FUTURES CONTRACTS			$(3,312,187)	$(11,719)

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2024	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	4/9/2024	1,807,500	$1,949,300	$1,950,975	$1,675
					1,949,300	1,950,975	1,675

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2024	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	4/9/2024	(7,103,750)	$(7,794,295)	$(7,667,627)	$126,668
Euro	JP Morgan	EUR per USD	4/24/2024	(12,400,000)	(13,545,911)	(13,392,230)	153,681
Euro	JP Morgan	EUR per USD	4/25/2024	(3,920,000)	(4,225,133)	(4,233,841)	(8,708)
Euro	JP Morgan	EUR per USD	6/7/2024	(1,950,000)	(2,130,250)	(2,109,928)	20,322
Euro	JP Morgan	EUR per USD	6/14/2024	(2,250,000)	(2,469,944)	(2,435,234)	34,710
Euro	JP Morgan	EUR per USD	6/26/2024	(855,000)	(932,849)	(925,846)	7,003
Euro	JP Morgan	EUR per USD	6/28/2024	(902,500)	(979,850)	(977,573)	2,277
					(32,078,232)	(31,742,279)	335,953
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(30,128,932)	$(29,791,304)	$337,628

EUR – Euro